Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED
At a meeting held on October 26‑27, 2021 (the “Meeting”), the Board of Trustees of William Blair Funds (the “Board”) approved certain changes to the William Blair Income Fund and the William Blair Low Duration Fund. These changes, certain of which cannot be implemented unless and until approved by shareholders of the William Blair Income Fund, as well as certain additional changes relating to those approved by the Board are described in further detail below.
William Blair Short-Term Bond Fund (formerly, William Blair Income Fund) (the “STB Fund”)
Name Change
Effective as of November 10, 2021, the “William Blair Income Fund” is re‑named “William Blair Short-Term Bond Fund”, and all references to “William Blair Income Fund” or “Income Fund” in the Prospectus are hereby replaced with “William Blair Short-Term Bond Fund” or “Short-Term Bond Fund”, respectively.
Change to STB Fund’s Duration
Effective as of November 10, 2021, the STB Fund’s duration and maturity under “Summary – Principal Investment Strategies” in the STB Fund’s Prospectus is changed from:
The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years.
to:
The anticipated weighted average maturity of the Fund is up to five years. The anticipated weighted average duration for the Fund is up to 3.5 years.
Change to STB Fund’s Benchmark Index
Effective as of November 10, 2021, the STB Fund’s benchmark index is changed from the Bloomberg Barclays Intermediate Government/Credit Bond Index to the Bloomberg 1‑3 Year U.S. Government/Credit Index. Effective immediately, the following replaces the first sentence of the second paragraph under “Summary – Principal Investment Strategies” of the Prospectus related to the William Blair Income Fund:
The Adviser seeks to outperform the Bloomberg 1‑3 Year U.S. Government/Credit Index through an actively managed diversified portfolio of debt securities.
Changes to STB Fund Management Fee and Expense Limitation Agreement
Effective November 1, 2021, the Board has approved a reduction in the Management Fee for the STB Fund from:
0.25% of the first $250 million of the Fund’s average daily net assets; plus 0.20% of the Fund’s average daily net assets over $250 million; plus 5% of the gross income earned by the Fund.
to:
0.25% of the first $250 million of average daily net assets; plus 0.20% of average daily net assets over $250 million.
In addition, effective as of the same date, William Blair Investment Management, LLC, the STB Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the STB Fund’s operating expenses (subject to certain exceptions) to 0.45%, 0.30%, and 0.25% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2023. This expense limitation agreement replaces the prior expense limitation agreement for the STB Fund that was previously in effect. As of November 1, 2021, the information below replaces similar disclosure in the STB Fund’s Prospectus under “William Blair Income Fund – Fees and Expenses – Annual Fund Operating Expenses” and “William Blair Income Fund – Fees and Expenses – Example.”
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Class R6
Management Fee*	0.25%	0.25%	0.25%
Distribution (Rule 12b‑1) Fee	0.15%	None	None
Other Expenses	0.53%	0.43%	0.38%

Total Annual Fund Operating Expenses	0.93%	0.68%	0.63%
Fee Waiver and/or Expense Reimbursement**	0.48%	0.38%	0.38%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	0.45%	0.30%	0.25%

*
The Management Fee has been restated to reflect a reduction to 0.25% of the first $250 million of average daily net assets; plus 0.20% of average daily net assets over $250 million effective November 1, 2021.

**
The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.45%, 0.30% and 0.25% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2023. The Adviser may not terminate this arrangement prior to April 30, 2023 without the approval of the Fund’s Board of Trustees.

***
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not equal the net expense ratio to average daily net assets in the Financial Highlights section of this prospectus as a result of a change in the management fee and contractual expense limits.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$46	$198	$418	$1,052
Class I	31	139	301	773
Class R6	26	123	274	712
Changes to STB Fund’s Investment Objective and Policies
At the Meeting, the Board also approved changes to: (i) the STB Fund’s fundamental investment objective (the “Investment Objective Proposal”) and fundamental investment policy (the “Investment Policy Proposal” and collectively, the “Proposals”). The Proposals are subject to approval by the STB Fund’s shareholders at a meeting to be held on or about January 13, 2022 (the “Shareholder Meeting”).
Under the Investment Objective Proposal, the STB Fund’s fundamental investment objective would be changed from “The William Blair Short-Term Bond Fund seeks a high level of current income with relative stability of principal.” to “The William Blair Short-Term Bond Fund seeks to generate current income, consistent with relative stability of capital.”
William Blair Ultra-Short Bond Fund (formerly, William Blair Low Duration Fund) (the “USB Fund”)
Name Change
Effective November 10, 2021, the “William Blair Low Duration Fund” is re‑named “William Blair Ultra-Short Bond Fund,” and all references to “William Blair Low Duration Fund” or “Low Duration Fund” in the Prospectus are hereby replaced with “William Blair Ultra-Short Bond Fund” or “Ultra-Short Bond Fund”, respectively.
Change to USB Fund’s Principal Investment Strategies
Effective November 10, 2021, the following is inserted as the first paragraph of the “Principal Investment Strategies” sub‑section of the Prospectus related to the William Blair Low Duration Fund:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. For purposes of this policy, “bonds” include all types of fixed income instruments.

William Blair Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED
At a meeting held on October 26‑27, 2021 (the “Meeting”), the Board of Trustees of William Blair Funds (the “Board”) approved certain changes to the William Blair Income Fund and the William Blair Low Duration Fund. These changes, certain of which cannot be implemented unless and until approved by shareholders of the William Blair Income Fund, as well as certain additional changes relating to those approved by the Board are described in further detail below.
William Blair Short-Term Bond Fund (formerly, William Blair Income Fund) (the “STB Fund”)
Name Change
Effective as of November 10, 2021, the “William Blair Income Fund” is re‑named “William Blair Short-Term Bond Fund”, and all references to “William Blair Income Fund” or “Income Fund” in the Prospectus are hereby replaced with “William Blair Short-Term Bond Fund” or “Short-Term Bond Fund”, respectively.
Change to STB Fund’s Duration
Effective as of November 10, 2021, the STB Fund’s duration and maturity under “Summary – Principal Investment Strategies” in the STB Fund’s Prospectus is changed from:
The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years.
to:
The anticipated weighted average maturity of the Fund is up to five years. The anticipated weighted average duration for the Fund is up to 3.5 years.
Change to STB Fund’s Benchmark Index
Effective as of November 10, 2021, the STB Fund’s benchmark index is changed from the Bloomberg Barclays Intermediate Government/Credit Bond Index to the Bloomberg 1‑3 Year U.S. Government/Credit Index. Effective immediately, the following replaces the first sentence of the second paragraph under “Summary – Principal Investment Strategies” of the Prospectus related to the William Blair Income Fund:
The Adviser seeks to outperform the Bloomberg 1‑3 Year U.S. Government/Credit Index through an actively managed diversified portfolio of debt securities.
Changes to STB Fund Management Fee and Expense Limitation Agreement
Effective November 1, 2021, the Board has approved a reduction in the Management Fee for the STB Fund from:
0.25% of the first $250 million of the Fund’s average daily net assets; plus 0.20% of the Fund’s average daily net assets over $250 million; plus 5% of the gross income earned by the Fund.
to:
0.25% of the first $250 million of average daily net assets; plus 0.20% of average daily net assets over $250 million.
In addition, effective as of the same date, William Blair Investment Management, LLC, the STB Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the STB Fund’s operating expenses (subject to certain exceptions) to 0.45%, 0.30%, and 0.25% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2023. This expense limitation agreement replaces the prior expense limitation agreement for the STB Fund that was previously in effect. As of November 1, 2021, the information below replaces similar disclosure in the STB Fund’s Prospectus under “William Blair Income Fund – Fees and Expenses – Annual Fund Operating Expenses” and “William Blair Income Fund – Fees and Expenses – Example.”
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Class R6
Management Fee*	0.25%	0.25%	0.25%
Distribution (Rule 12b‑1) Fee	0.15%	None	None
Other Expenses	0.53%	0.43%	0.38%

Total Annual Fund Operating Expenses	0.93%	0.68%	0.63%
Fee Waiver and/or Expense Reimbursement**	0.48%	0.38%	0.38%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	0.45%	0.30%	0.25%

*
The Management Fee has been restated to reflect a reduction to 0.25% of the first $250 million of average daily net assets; plus 0.20% of average daily net assets over $250 million effective November 1, 2021.

**
The Adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.45%, 0.30% and 0.25% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2023. The Adviser may not terminate this arrangement prior to April 30, 2023 without the approval of the Fund’s Board of Trustees.

***
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not equal the net expense ratio to average daily net assets in the Financial Highlights section of this prospectus as a result of a change in the management fee and contractual expense limits.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$46	$198	$418	$1,052
Class I	31	139	301	773
Class R6	26	123	274	712
Changes to STB Fund’s Investment Objective and Policies
At the Meeting, the Board also approved changes to: (i) the STB Fund’s fundamental investment objective (the “Investment Objective Proposal”) and fundamental investment policy (the “Investment Policy Proposal” and collectively, the “Proposals”). The Proposals are subject to approval by the STB Fund’s shareholders at a meeting to be held on or about January 13, 2022 (the “Shareholder Meeting”).
Under the Investment Objective Proposal, the STB Fund’s fundamental investment objective would be changed from “The William Blair Short-Term Bond Fund seeks a high level of current income with relative stability of principal.” to “The William Blair Short-Term Bond Fund seeks to generate current income, consistent with relative stability of capital.”

William Blair Ultra-Short Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
WILLIAM BLAIR FUNDS
SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2021, AS SUPPLEMENTED
At a meeting held on October 26‑27, 2021 (the “Meeting”), the Board of Trustees of William Blair Funds (the “Board”) approved certain changes to the William Blair Income Fund and the William Blair Low Duration Fund. These changes, certain of which cannot be implemented unless and until approved by shareholders of the William Blair Income Fund, as well as certain additional changes relating to those approved by the Board are described in further detail below.
William Blair Ultra-Short Bond Fund (formerly, William Blair Low Duration Fund) (the “USB Fund”)
Name Change
Effective November 10, 2021, the “William Blair Low Duration Fund” is re‑named “William Blair Ultra-Short Bond Fund,” and all references to “William Blair Low Duration Fund” or “Low Duration Fund” in the Prospectus are hereby replaced with “William Blair Ultra-Short Bond Fund” or “Ultra-Short Bond Fund”, respectively.
Change to USB Fund’s Principal Investment Strategies
Effective November 10, 2021, the following is inserted as the first paragraph of the “Principal Investment Strategies” sub‑section of the Prospectus related to the William Blair Low Duration Fund:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. For purposes of this policy, “bonds” include all types of fixed income instruments.